Note 5 - Fair Value of Below Market Time Charters Acquired (Tables)	6 Months Ended
Jun. 30, 2022
Notes Tables
Schedule of Below Market Time Charters, Future Amortization Expense [Table Text Block]
For the period ending June 30,	Below market acquired charters
2023	$15,411,223
2024	$15,440,301
2025	$11,452,328
2026	$393,394
Total	$42,697,246